UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 09-30-2004

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      11/5/2004

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 3
Form 13F Information Table Entry Total: 107
Form 13F Information Table Value Total: $142,381,806

List of Other Included Managers:


No. 13F File Number


FORM 13F INFORMATION TABLE


                                  Title                                    Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                    of ClassCUSIP     Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None


3M Co                             Common  88579Y101       $208,722    2,610    SH     Sole                                2,610
Abbott Laboratories               Common  002824100       $219,543    5,182    SH     Sole                                5,182
Altria Group, Inc.                Common  02209s103       $993,172   21,113    SH     Sole                               38,630
Ambac Financial Group Inc         Common  023139108     $2,346,133   29,345    SH     Sole                               25,545
American Express Co               Common  025816109       $276,513    5,373    SH     Sole                                4,773
American International Group, Inc.Common  026874107     $1,322,542   19,452    SH     Sole                               19,552
Anheuser-Busch Companies, Inc.    Common  035229103       $913,071   18,279    SH     Sole                               16,709
Automatic Data Processing, Inc.   Common  053015103     $2,584,359   62,545    SH     Sole                               61,025
AutoZone, Inc.                    Common  053332102     $2,664,353   34,490    SH     Sole                               31,785
Bank of America Corporation       Common  060505104       $607,268   14,014    SH     Sole                                4,906
BB & T Corp                       Common  054937107     $2,140,167   53,922    SH     Sole                                4,798
Bellsouth Corporation             Common  079860102       $449,598   16,578    SH     Sole                               51,522
Berkshire Hathaway Inc. Class A   Common  084670108     $2,166,250       25    SH     Sole                               15,978
Berkshire Hathaway Inc. Class B   Common  084670207       $347,391      121    SH     Sole                                   25
Best Buy Co., Inc.                Common  086516101     $2,816,141   51,920    SH     Sole                                  121
Boston Properties, Inc.           Common  101121101       $596,827   10,775    SH     Sole                               10,565
BP p.l.c. ADR                     Common  055622104       $400,409    6,960    SH     Sole                                3,782
Bristol-Myers Squibb Company      Common  110122108       $246,647   10,420    SH     Sole                               11,022
Caterpillar                       Common  149123101       $276,346    3,435    SH     Sole                               59,955
ChevronTexaco Corp                Common  166764100     $1,463,111   27,276    SH     Sole                                3,435
Cintas Corporation                Common  172908105       $228,782    5,442    SH     Sole                                7,285
Cisco Systems, Inc.               Common  17275r102       $737,973   40,772    SH     Sole                               12,920
Citigroup Inc.                    Common  172967101     $1,316,982   29,850    SH     Sole                                5,442
Clorox Company                    Common  189054109     $2,702,843   50,710    SH     Sole                               43,232
Coca-Cola Company                 Common  191216100     $1,470,440   36,715    SH     Sole                               25,362
Colgate-Palmolive Company         Common  194162103     $2,655,494   58,775    SH     Sole                               46,860
Comcast Corporation               Common  20030n200     $2,897,538  103,780    SH     Sole                               10,455
Commerce Bancorp                  Common  200519106       $554,821   10,051    SH     Sole                               55,625
Constellation Brands, Inc.        Common  21036p108     $1,000,217   26,280    SH     Sole                               75,480
Diamonds Trust Series 1           Common  252787106       $653,335    6,477    SH     Sole                               10,505
Du Pont                           Common  263534109       $211,132    4,933    SH     Sole                               26,210
EMC Corp/Mass                     Common  268648102       $291,212   25,235    SH     Sole                                6,477
Exxon Mobil Corp.                 Common  30231g102     $2,410,510   49,876    SH     Sole                                4,933
Fannie Mae                        Common  313586109     $3,469,793   54,728    SH     Sole                               24,655
Fifth Third Bancorp               Common  316773100       $344,589    7,001    SH     Sole                               48,809
First Data Corp.                  Common  319963104     $1,848,098   42,485    SH     Sole                               50,518
Freddie Mac                       Common  313400301       $232,254    3,560    SH     Sole                               39,035
Gannett Co., Inc.                 Common  364730101     $2,117,144   25,276    SH     Sole                               22,186
General Electric Company          Common  369604103     $3,497,206  104,145    SH     Sole                              104,915
General Motors Corp               Common  370442105       $267,284    6,292    SH     Sole                               62,825
GTECH Holdings Corporation        Common  400518106       $212,182    8,380    SH     Sole                               65,630
H & R Block Inc                   Common  093671105     $3,496,168   70,744    SH     Sole                               56,730
Harley-Davidson, Inc.             Common  412822108     $2,267,933   38,155    SH     Sole                               16,235
HCA Inc.                          Common  404119109     $2,371,793   62,170    SH     Sole                                9,980
Hewlett-Packard Co                Common  428236103       $304,118   16,219    SH     Sole                               44,433
Hilb, Rogal & Hobbs Co            Common  431294107       $361,476    9,980    SH     Sole                                3,620
Home Depot, Inc.                  Common  437076102     $1,783,074   45,486    SH     Sole                               11,869
Illinois Tool Works               Common  452308109       $398,954    4,282    SH     Sole                               28,658
IMS Health Inc.                   Common  449934108       $283,906   11,869    SH     Sole                                5,854
Intel Corp                        Common  458140100       $619,024   30,858    SH     Sole                                9,825
Intl Business Machines Corp       Common  459200101       $683,471    7,971    SH     Sole                                4,112
iShares DJ Select Dividend        Common  464287168       $721,231   12,565    SH     Sole                                3,313
iShares Lehman US Treasury Fund   Common  464287176       $428,429    4,112    SH     Sole                                2,947
iShares MSCI EAFE Index Fund      Common  464287465       $468,458    3,313    SH     Sole                               17,216
iShares MSCI Emerging Markets IndeCommon  464287234       $430,733    2,497    SH     Sole                               32,863
iShares Russell 2000 Index Fund   Common  464287655     $2,003,760   17,600    SH     Sole                               69,112
J.P. Morgan Chase & Co.           Common  46625h100     $1,549,453   38,999    SH     Sole                               50,439
Johnson & Johnson                 Common  478160104     $4,128,882   73,298    SH     Sole                               63,945
Johnson Controls, Inc.            Common  478366107     $3,050,675   53,699    SH     Sole                              189,570
Jones Apparel Group, Inc.         Common  480074103     $2,119,181   59,195    SH     Sole                               47,015
Kroger Co                         Common  501044101     $2,785,685  179,490    SH     Sole                               62,285
Laboratory CP Amer Hldgs          Common  50540R409     $2,316,941   52,995    SH     Sole                               13,180
Liz Claiborne, Inc.               Common  539320101       $455,658   12,080    SH     Sole                               50,000
Manhattan Scientific              Common  563122100         $3,500   50,000    SH     Sole                                6,426
Marsh & McLennan Companies, Inc.  Common  571748102       $294,054    6,426    SH     Sole                               93,354
MBNA Corp                         Common  55262L100     $2,710,986  107,578    SH     Sole                               30,445
McGraw-Hill Companies, Inc.       Common  580645109     $2,549,682   31,995    SH     Sole                               17,150
Medtronic, Inc.                   Common  585055106       $869,333   16,750    SH     Sole                               73,209
Merck & Co. Inc.                  Common  589331107     $2,650,881   80,329    SH     Sole                              100,352
Microsoft Corp                    Common  594918104     $3,142,222  113,642    SH     Sole                               34,123
Mohawk Industries, Inc.           Common  608190104     $2,969,424   37,403    SH     Sole                               17,362
Motorola, Inc.                    Common  620076109       $331,353   18,367    SH     Sole                                9,966
Neiman Marcus Group - Cl B        Common  640204301       $530,690    9,966    SH     Sole                               35,020
North Fork Bankcorporation Inc    Common  659424105       $253,409    5,701    SH     Sole                               27,378
Occidental Petroleum              Common  674599105       $203,026    3,630    SH     Sole                               58,145
Omnicom Group Inc Com             Common  681919106     $2,918,016   39,940    SH     Sole                               15,862
Oracle Corp.                      Common  68389X105       $308,824   27,378    SH     Sole                               12,863
Outback Steakhouse Inc.           Common  689899102     $2,619,920   63,085    SH     Sole                              106,131
Paychex, Inc.                     Common  704326107       $484,269   16,062    SH     Sole                               19,510
Pepsi Co Inc                      Common  713448108       $659,853   13,563    SH     Sole                               12,418
Pfizer Inc.                       Common  717081103     $3,616,414  118,183    SH     Sole                                9,384
Procter & Gamble Co               Common  742718109       $731,594   13,518    SH     Sole                              126,965
Rohm and Haas Co.                 Common  775371107       $403,230    9,384    SH     Sole                               14,663
Ross Stores, Inc.                 Common  778296103     $3,228,040  137,715    SH     Sole                               13,752
SBC Communications Inc.           Common  78387G103       $362,617   13,973    SH     Sole                                3,258
SPDR Tr Unit Ser 1                Common  78462F103     $1,784,695   15,969    SH     Sole                                5,700
St Jude Med Inc Com               Common  790849103       $245,230    3,258    SH     Sole                               57,200
Stryker Corp                      Common  863667101       $278,864    5,800    SH     Sole                               75,744
SunGard Data Systems, Inc.        Common  867363103     $1,241,983   52,250    SH     Sole                               28,494
Synovus Finl Corp Com             Common  87161C105     $1,954,582   74,744    SH     Sole                               21,880
Sysco Corp                        Common  871829107     $1,011,647   33,811    SH     Sole                                7,636
Time Warner, Inc.                 Common  887317105       $353,143   21,880    SH     Sole                               34,039
Tyco Intl Ltd New Com             Common  902124106       $280,132    9,136    SH     Sole                                3,710
United Technologies Corp          Common  913017109     $3,327,521   35,634    SH     Sole                                9,710
UnitedHealth Group Inc            Common  91324P102       $273,575    3,710    SH     Sole                                8,191
US Bancorp                        Common  902973304       $303,739   10,510    SH     Sole                                7,350
Verizon Communications            Common  92343v104       $344,876    8,757    SH     Sole                               12,100
Walgreen Co                       Common  931422109       $289,148    8,070    SH     Sole                               54,884
Wal-Mart Stores                   Common  931142103       $691,918   13,005    SH     Sole                               95,167
Walt Disney Co.                   Common  254687106     $1,224,104   54,284    SH     Sole                               50,346
Washington Mut Inc Com            Common  939322103     $4,022,408  102,927    SH     Sole                               62,679
WellChoice Inc                    Common  949475107     $1,824,914   48,886    SH     Sole                               14,100
Wells Fargo & Co.                 Common  949746101     $3,971,959   66,610    SH     Sole                               18,860
Wild Oats Markets Inc.            Common  96808B107       $121,824   14,100    SH     Sole                                8,403
Worthington Industries, Inc.      Common  981811102       $204,106    9,560    SH     Sole                               31,680
Wyeth                             Common  983024100       $310,532    8,303    SH     Sole
Yum! Brands, Inc.                 Common  988498101     $1,292,175   31,780    SH     Sole